Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023
Goodwill [Line Items]
Beginning Balance	$ 67,886		$ 67,524
Acquisitions	51,235		234
Other	99		128
Ending Balance	119,220		67,886
Productivity and Business Processes
Goodwill [Line Items]
Beginning Balance	31,359		31,395
Acquisitions	0		11
Other	2		(47)
Ending Balance	31,361		31,359
Intelligent Cloud
Goodwill [Line Items]
Beginning Balance	25,676		25,389
Acquisitions	0		223
Other	(28)		64
Ending Balance	25,648		25,676
More Personal Computing
Goodwill [Line Items]
Beginning Balance	10,851		10,740
Acquisitions	51,235	[1]	0
Other	125	[1]	111
Ending Balance	$ 62,211		$ 10,851

[1]	Includes goodwill of $51.0 billion related to Activision Blizzard. See Note 8 – Business Combinations for further information.